CAPITAL AND RESERVES - Incentive share options outstanding (Details)			12 Months Ended
	Dec. 31, 2021 USD ($) item EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments $ / shares
Capital and reserves [Line Items]
Weighted average exercise price - Balance Ending			$ 2.27
Number of shares issued or issuable on exercise - Balance End (in shares)	9,672,118
Balance - Share based compensation expense | $	$ 4,820,000	$ 2,490,000
Incentive stock option
Capital and reserves [Line Items]
Weighted average exercise price - Balance Opening			2.17		$ 1.81
Weighted average exercise price - stock options granted			2.17		3.07
Weighted average exercise price - options exercised			1.66		1.28
Weighted average exercise price - options forfeited or expired			2.85		0.60
Weighted average exercise price - Balance Ending			$ 2.27		$ 2.17
Number of shares issued or issuable on exercise - Balance Opening (in shares) | EquityInstruments				10,245,934	10,465,233
Number of shares issued or issuable on exercise - Stock options granted (in shares) | EquityInstruments				1,970,000	2,003,200
Number of shares issued or issuable on exercise - Options exercised (in shares) | EquityInstruments				(2,272,431)	(2,217,499)
Number of shares issued or issuable on exercise - Options forfeited or expired (in shares) | EquityInstruments				(271,385)	(5,000)
Number of shares issued or issuable on exercise - Balance End (in shares) | EquityInstruments	9,672,118	10,245,934		9,672,118	10,245,934